CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		118 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Operating Expenses:
General and administrative	$ 574,194	$ 663,463	$ 2,060,515	$ 1,891,549	$ 1,548,299	$ 1,907,220	$ 12,970,892
Professional fees					1,153,475	682,899
Research and development	322,942	344,871	979,675	905,142	1,423,286	640,730	7,046,738
Sales						269
Amortization					5,908	17,235
Depreciation					18,542	23,569
Total Operating Expenses	897,136	1,008,334	3,040,190	2,796,691	4,149,510	3,271,922	20,017,630
Loss from Operations	(897,136)	(1,008,334)	(3,040,190)	(2,796,691)	(4,149,510)	(3,271,922)	(20,017,630)
Other Income (Expense):
Interest income		196	209	570	767		5,305
Other income			70,525				70,525
Gain on debt restructuing							1,358,127
Loss on disposition of fixed assets					(1,145)		(72,695)
Gain on settlement of accounts payable	6,594	9,142	6,594	133,142	133,142	124,889	264,625
Loss on sale of trading securities	(828)		(828)				(828)
Unrealized loss on trading securities	(232,859)		(232,859)				(232,859)
Gain on revaluation of derivative warrant liability	55,576		55,576				55,576
Interest and other expense	(33,974)		(50,620)			(113,192)	(366,946)
Total Other Income (Expense), net	(205,491)	9,338	(151,403)	133,712	132,764	11,697	1,080,830
Loss Before Provision for Income Taxes	(1,102,627)	(998,996)	(3,191,593)	(2,662,979)	(4,016,746)	(3,260,225)	(18,936,800)
Provision for Income Taxes
Net Loss	(1,102,627)	(998,996)	(3,191,593)	(2,662,979)	(4,016,746)	(3,260,225)	(18,936,800)
Preferred Stock Dividend	(1,408,260)	(42,721)	(1,497,981)	(124,137)	(167,945)	(977,388)	(2,643,314)
Net Loss Attributable to Common Stockholders	$ (2,510,887)	$ (1,041,717)	$ (4,689,574)		$ (4,184,691)	$ (4,237,613)
Net loss per common share - Basic and Diluted	$ (0.10)	$ (0.05)	$ (0.19)	$ (0.12)	$ (0.18)	$ (0.24)	$ (2.05)
Weighted Average Shares Used in per Share Calculation - Basic and Diluted	24,385,012	22,443,202	24,370,233	22,407,378	22,642,792	17,732,273	10,540,473